Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property Plant And Equipment
Property, plant and equipment

Note 19 Property, plant and equipment

Property, plant and equipment movements are detailed as follows:

	Land, buildings and construction	Machinery and equipment	Bottles and containers	Others Equipment	Assets under contruction	Furniture, accessories and vehicles	Under production vines	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
As of January 1, 2024
Historic cost	861,973,319	829,082,360	229,128,739	167,059,351	159,155,584	102,103,144	44,781,726	2,393,284,223
Accumulated depreciation	(300,791,958)	(459,433,305)	(156,131,652)	(114,278,577)	-	(70,347,751)	(18,313,285)	(1,119,296,528)
Book Value	561,181,361	369,649,055	72,997,087	52,780,774	159,155,584	31,755,393	26,468,441	1,273,987,695

As of December 31, 2024
Additions	-	-	-	-	151,398,096	-	-	151,398,096
Additions for business combinations (cost) (2)	88,470,136	72,966,245	2,649,396	8,561,542	551,780	4,057,829	-	177,256,928
Additions for business combinations (depreciation) (2)	(84,333,663)	(67,937,215)	(2,480,683)	(5,769,867)	-	(2,067,644)	-	(162,589,072)
Transfers	62,753,106	85,199,469	18,204,523	21,287,171	(207,075,134)	12,757,139	6,873,726	-
Transfer to Non-current assets of disposal groups classified as held for sale (cost) (3)	(506,853)	-	-	-	-	-	-	(506,853)
Conversion effect historic (cost)	(9,232,020)	(13,285,027)	(5,496,314)	330,494	(1,244,492)	(65,992)	(601,347)	(29,594,698)
Divestitures (cost)	(83,937)	(2,982,441)	(2,818,278)	(1,010,239)	-	(522,389)	-	(7,417,284)
Divestitures (depreciation)	82,156	2,799,668	2,714,634	993,355	-	498,166	-	7,087,979
Capitalized interests	-	-	-	-	897,679	-	-	897,679
Depreciation	(27,890,418)	(47,667,987)	(29,209,087)	(17,226,695)	-	(10,169,683)	(2,420,023)	(134,583,893)
Conversion effect (depreciation)	5,517,420	3,330,929	1,335,164	(402,828)	-	(80,968)	125,371	9,825,088
Others increases (decreases) (1)	63,120,877	105,791,787	40,340,406	4,979,101	17,290,371	1,737,930	4,840,400	238,100,872
Write off (cost)	(140,144)	(978,499)	(9,870,685)	(7,368,902)	-	(2,292,147)	(1,429,284)	(22,079,661)
Write off (depreciation)	140,084	816,166	9,563,494	7,177,329	-	2,066,297	1,162,203	20,925,573
Sub-Total	97,896,744	138,053,095	24,932,570	11,550,461	(38,181,700)	5,918,538	8,551,046	248,720,754
Book Value	659,078,105	507,702,150	97,929,657	64,331,235	120,973,884	37,673,931	35,019,487	1,522,708,449

As of December 31, 2024
Historic cost	1,068,381,138	1,079,935,259	273,594,861	194,175,897	120,973,884	118,295,809	57,107,074	2,912,463,922
Accumulated depreciation	(409,303,033)	(572,233,109)	(175,665,204)	(129,844,662)	-	(80,621,878)	(22,087,587)	(1,389,755,473)
Book Value	659,078,105	507,702,150	97,929,657	64,331,235	120,973,884	37,673,931	35,019,487	1,522,708,449

As of December 31, 2025
Additions	-	-	-	-	147,710,728	-	-	147,710,728
Transfers	33,086,048	36,115,078	22,286,214	24,009,038	(128,156,754)	12,660,376	-	-
Transfer to Non-current assets of disposal groups classified as held for sale (cost) (3)	-	(517,090)	-	-	-	-	-	(517,090)
Transfer to Non-current assets of disposal groups classified as held for sale (depreciation)	-	294,430	-	-	-	-	-	294,430
Conversion effect historic (cost)	(85,404,558)	(114,034,032)	(46,564,513)	(8,518,675)	(5,453,801)	(3,004,886)	(3,769,719)	(266,750,184)
Divestitures (cost)	(149,371)	(4,751,321)	(756,525)	(6,363,621)	-	(307,437)	-	(12,328,275)
Divestitures (depreciation)	149,371	4,330,509	561,624	6,208,175	-	295,490	-	11,545,169
Capitalized interests	-	-	-	-	531,149	-	-	531,149
Depreciation	(30,797,292)	(48,362,647)	(26,299,986)	(17,271,536)	-	(11,394,380)	(1,963,073)	(136,088,914)
Conversion effect (depreciation)	33,475,674	44,851,318	22,785,164	4,953,921	-	1,462,555	1,016,285	108,544,917
Others increases (decreases) (1)	26,502,199	40,595,466	13,255,817	1,607,867	1,367,787	864,347	1,526,227	85,719,710
Write off (cost)	(644,540)	(3,289,870)	(9,816,224)	(11,024,285)	-	(4,097,792)	(1,687,771)	(30,560,482)
Write off (depreciation)	539,501	3,232,368	9,819,910	10,860,913	-	3,427,690	1,522,863	29,403,245
Sub-Total	(23,242,968)	(41,535,791)	(14,728,519)	4,461,797	15,999,109	(94,037)	(3,355,188)	(62,495,597)
Book Value	635,835,137	466,166,359	83,201,138	68,793,032	136,972,993	37,579,894	31,664,299	1,460,212,852

As of December 31, 2025
Historic cost	1,041,576,869	1,034,319,521	251,666,862	193,893,180	136,972,993	124,200,580	53,757,372	2,836,387,377
Accumulated depreciation	(405,741,732)	(568,153,162)	(168,465,724)	(125,100,148)	-	(86,620,686)	(22,093,073)	(1,376,174,525)
Book Value	635,835,137	466,166,359	83,201,138	68,793,032	136,972,993	37,579,894	31,664,299	1,460,212,852
(1)	Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”. Aditionally for 2025 includes the effect of the exit from the Group of Cervecería Belga de la Patagonia SpA. and Cervecería Guayacán SpA. amounting ThCh$ 1,744,300.
(2)	See Note 1 - General information, letter C), numbers (3) and (8).
(3)	See Note 14 - Non-current assets of disposal groups classified as held for sale, letter a) as for 2024 and letter c) as for 2025.

The balance of the land at the end of each year is as follows:

	As of December 31, 2025	As of December 31, 2024
	ThCh$	ThCh$
Land	266,301,538	277,836,130
Total	266,301,538	277,836,130

Capitalized interest as of December 31, 2025 amounted ThCh$ 531,149 (ThCh$ 897,679 as of December 31, 2024 and ThCh$ 761,764 as of December 31, 2023), using an annually capitalization rate of 3.39% (3.25% as of December 31, 2024 and 3.15% as of December 31, 2023).

The Company, through its subsidiary Viña San Pedro Tarapacá S.A., has biological assets corresponding to vines that produce grapes. The vines are segmented into those under formation and those under production, and they are grown both on leased and owned land, The grapes harvested from these vines are used in the manufacturing of wine, which is marketed both in the domestic market and abroad.

As of December 31, 2025, the Company maintained approximately 4,684 hectares of which 4,177 are for vines in production stage. Of the total hectares mentioned above 4,016 correspond to own land and 161 to leased land.

The vines under formation are recorded at historic cost, and only start being depreciated when they are transferred to the production phase, which occurs in the majority of cases in the third year after plantation, when they start producing grapes commercially (in volumes that justify their production-oriented handling and later harvest).

During 2025, the production in plant vines yield was approximately 59.2 million kilos of grapes (70.0 million kilos of grapes in 2024).

By the nature of business of the Company, in the value of the assets it is not considered to start an allowance for cost of dismantling, removal or restoration.

In relation to impairment losses on Property, plant and equipment, Management has analyzed internal and external indicators and has not found evidence of impairment at December 31, 2025.

The depreciation year ended as of December 31, 2025 and 2024, recognized in net income and other assets is as follows:

	As of December 31, 2025	As of December 31, 2024
	ThCh$	ThCh$
Recognized in net incomes (*)	135,314,663	133,733,218
Recognized in others assets	774,251	850,675
Total	136,088,914	134,583,893
(*)	Includes ThCh$ 1,124,899 (ThCh$ 1,092,661 as of December 31, 2024) of depreciation of agricultural assets (barrels), related to the cost of selling wine.